U.S. GOVERNMENT II FUND

of The Reserve Fund

PROSPECTUS
MARCH 5, 2008

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offence.

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table of contents

about the fund

Investment Objectives	2

Principal Investment Strategies	2

Principal Risks	3

Performance	4

Fees & Expenses	5

Fund Management	6

your account

How to Buy Shares	7

How to Sell Shares	10

Frequent Purchases and Redemptions	12

shareholder services	14

dividends & taxes	16

financial highlights	18

questions?

Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve.

The Reserve
1250 Broadway
New York, NY 10001-3701
888-851-7237 (telephone)
212-401-5930 (facsimile)
customerservice@TheR.com
or visit our website at www.TheR.com

It Pays to Keep Money in Reserve®

about the fund

Investment Objectives

The investment objective of the U.S. Government II Fund is to seek as high a level of current income as is consistent with the preservation of capital and liquidity.

Principal Investment Strategies

The U.S. Government II Fund is a money market fund designed as a convenient alternative to the direct investment of temporary cash balances in short-term instruments. The U.S. Government II Fund seeks to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, as well as evaluating the credit of issuers, investing in round lots, and safeguarding the receipt and delivery of securities.

The U.S. Government II Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. government securities and repurchase agreements fully collateralized by such investments directly and/or through the U.S. Government Fund, another series of The Reserve Fund, and may invest 20% of its net assets directly in a portfolio of short-term securities. The U.S. Government II Fund may invest up to 100% of its net assets in shares of the U.S. Government Fund. The U.S. Government Fund's investment objective is identical to the U.S. Government II Fund's investment objective. The descriptions of the U.S. Government II Fund's investment strategies, investment risks, and tax considerations, and the references to the "Fund" in that regard, denote the direct investments of the U.S. Government II Fund and the investments of the U.S. Government Fund.

The Fund invests only in short-term securities and seeks to maintain a stable $1.00 share price.

t  Short-term securities – securities with maturities of not more than 762 days (25 months) for securities issued or guaranteed by the U.S. government, as to principal and interest, and 397 days (13 months) for other securities.

The investment adviser to the Fund monitors a range of economic and financial factors. Based on this analysis, the assets of the Fund are invested in a mix of U.S. dollar-denominated money market securities that are intended to provide as high a yield as possible without violating the Fund's credit quality and maturity policies or jeopardizing the stability of its share price. The average maturity of the Fund's securities portfolio will not be more than 90 days.

t  Money market securities – short-term securities that conform to the duration and credit quality standards of Rule 2a-7 under the Investment Company Act of 1940, as amended.

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about the fund

The Fund seeks to attain its objective by investing exclusively in U.S. government securities and repurchase agreements supported by such investments.

t  U.S. government securities – securities issued by the government of the United States, its agencies and instrumentalities.

t  Repurchase agreements (REPOs) – Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. This results in a fixed rate of return insulated from market fluctuations during such period.

Repurchase Agreements. The Fund may invest in repurchase agreements but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to guidelines adopted by the Trustees. Securities subject to repurchase agreements will be segregated and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.

Credit Quality. The Fund may invest in securities rated in one of the two highest short-term ratings, generally by two of the nationally recognized statistical rating organizations. Securities that are not rated may also be purchased provided the investment adviser determines them to be of comparable quality pursuant to guidelines established by the Trustees.

Maturity. The average maturity of the Fund's securities portfolio will not be more than 90 days. In addition, the Fund will not purchase securities with maturities of more than 762 days (25 months) for securities issued or guaranteed by the U.S. government, as to principal and interest, or 397 days (13 months) for other securities. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.

Disclosure of Portfolio Holdings. A description of the Fund's policies and procedures with respect to the disclosure of portfolio holdings is available in the Statement of Additional Information.

Principal Risks

The U.S. Government II Fund is a money market mutual fund that seeks to maintain a $1.00 price per share. An investment in the Fund is not insured or guaranteed by the U.S. government, FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund has maintained a constant share price since inception, and will strive to continue to do so. The value of the Fund's net assets may change based on changes in market, economic, political and financial developments.

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about the fund

The following factors could reduce the income or capital gains received on the Fund's portfolio and therefore the Fund's yield:

•  Interest Rate Risk. Most of the Fund's performance depends on interest rates, and when interest rates fall, the Fund's yield will typically fall as well. When interest rates go up, the value of an investment in debt securities generally goes down. When interest rates are rising, the value of long-term debt securities generally goes down more than the value of the short term securities in which the Fund invests. In addition, as investments mature, the proceeds may be reinvested at rates that are lower than levels previously earned.

•  Credit Quality Risk. Overall, a decline in the credit quality of an issuer, or of the provider of a credit support or maturity-shortening structure for a security, can cause the value of a money market security to decrease.

•  Returns. Because money market funds may only invest in securities with a lower level of risk, over time they may produce lower returns than investments in stocks or bonds, which entail higher levels of risk.

•  Suitability. Different investors have different investment goals. Investments in money market funds provide greater security and liquidity than other types of investments but do not usually offer as high a rate of return. The Fund is not intended to be a balanced investment program. The Fund is intended to provide professional management for your cash and a convenient way to gain interest income as part of a diversified portfolio.

The Fund is also subject to the risks associated with the types of securities held:

•  Repurchase Agreement Risk. Repurchase agreements involve the risk that the other party may default on its obligations, which may cause delays, losses and restrictions on the Fund's ability to dispose of the underlying securities.

•  Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve the risk that the market value of the securities may be lower than the price at which the Fund has agreed to repurchase them, or that the other party may fail to return the securities at the agreed time. If the Fund is not able to recover the securities and the value of the collateral held by the Fund is less than the value of the securities, the Fund may experience a loss.

Performance

The Class Institutional shares are a new class of shares offered by U.S. Government II Fund. No performance information is included since, as of the date of this Prospectus, the Fund has not yet completed a full calendar year of operations.

For the Fund's current yields, call toll-free 800-637-1700
or visit our website at www.TheR.com.

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about the fund

Fees & Expenses

The U.S. Government II Fund offers one class of shares, Class Institutional, designed for institutional investors.

You may pay the fees and expenses described in the table below if you buy and hold U.S. Government II Fund shares. Since the U.S. Government II Fund may invest up to 100% of its assets in Class Institutional shares of the U.S. Government Fund, the expenses of those shares are also shown below. As shown in the table below, the management fees of the U.S. Government II Fund are reduced by the amount of the management fees incurred at the U.S. Government Fund level.

U.S. Government II Fund

Shareholder Fees
(Fees paid directly from your investment)
Shareholder Transaction Fees(1)	0.00%
Redemption Fees(1)	0.00%
Annual Fund Operating Expenses
(Expenses are deducted from Fund assets)
Management Fee(2)	0.15%
Distribution and Service (12b-1 fee)	None
Other Expenses(3)	None
Acquired Fund (underlying fund) Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	0.28%
Fee Waiver(4)	0.13%
Net Expenses	0.15%

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses, which may be more or less than those shown. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expenses would be the same whether you redeemed your shares at the end of each period or not. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years
Class Institutional	$13.33	$41.95

(1)  U.S. Government II Fund may charge the following fees to a limited number of shareholders depending on their particular circumstance or special services requested or provided: A monthly "Low Balance Fee" (currently $15) may be imposed on accounts (other than IRA accounts) with a monthly average account balance of less than $100,000 in which no shareholder activity has occurred for the past 12 consecutive months. A fee of $100 may be charged on redemption checks for less than $500,000. Wire redemption fees, overdraft fees or other fees for specific extra services may also be charged. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

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about the fund

(2)  U.S. Government II Fund pays a "Comprehensive Management Fee" that includes the advisory fee, all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. The Comprehensive Management Fee does not include Other Expenses. The advisory fee of 0.08% of the "Comprehensive Management Fee" is the same for all share classes.

(3)  Other Expenses include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Reserve Fund (the "Trust") to indemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust's Distribution Plan, the compensation of the chief compliance officer and related expenses, and the fees and expenses of the Independent Trustees, including the fees of the independent counsel of the Independent Trustees. It is estimated that these fees and expenses will be less than 0.005% for the Fund.

(4)  The investment adviser to both the U.S. Government II Fund and the U.S. Government Fund has contractually agreed to waive the management fee at the U.S. Government Fund/Acquired Fund level for fiscal year 2008. The contractual fee waiver may only be changed or eliminated with the consent of the Board of Trustees.

Fund Management

The Investment Adviser. The investment adviser for the U.S. Government II Fund and the U.S. Government Fund is Reserve Management Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001-3701. RMCI has provided investment advice to investment companies within the Reserve family of funds since November 15, 1971. As of January 31, 2008, RMCI had over $69 billion in assets under management. RMCI manages both Funds, subject to policies adopted by the Trustees of the Trust, under the terms of an Investment Management Agreement with the Trust, on behalf of each Fund. The Investment Management Agreement provides that RMCI will furnish continuous investment advisory and other management and administrative services to each Fund. For its services, each Fund pays RMCI a comprehensive management fee at an annual rate of 0.15% for the Class Institutional shares of the U.S. Government II Fund and 0.13% for the Class Institutional shares of the U.S. Government Fund, based on the average daily net assets of those classes of the respective Fund's shares. The management fee of the U.S. Government II Fund is reduced by the amount of the management fee incurred at the U.S. Government Fund level.

A discussion regarding the basis for the approval by the Board of Trustees of the Investment Management Agreement is available in each Fund's Semi-Annual Report to Shareholders for the period ending November 30, 2007.

The Distributor. The Fund's distributor is Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701. Resrv is an affiliate of RMCI.

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your account

How to Buy Shares

Share Class. Presently, the U.S. Government II Fund offers one share class. Class Institutional is designed for institutional investors.

How Fund Shares Are Priced. Investors pay no sales charges to invest in the U.S. Government II Fund. The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is the Fund's net asset value (NAV) per share for that class of shares, reduced for any applicable redemption fee. The net asset value per share is calculated by taking the total value of assets of the share class, subtracting its liabilities, and then dividing by the number of shares of that class that are issued and outstanding. The Fund uses the amortized cost method of valuing its securities, which is a standard calculation that does not take into account unrealized gains or losses.

Calculation of Net Asset Value. The U.S. Government II Fund's NAV is calculated as of its cut-off time for accepting purchase orders and redemption requests (the "cut-off time"). The cut-off times are 8:30 a.m., 9:00 a.m., and thereafter hourly up to and including 5:00 p.m., then 5:30 p.m. Eastern Time. Generally, the NAV is not calculated and purchase and redemption orders are not accepted on days that the New York Stock Exchange ("NYSE") is closed, except for Good Friday. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the NAV is not calculated and orders are not accepted on Columbus Day and Veterans Day when banks are closed. The NAV may also be calculated and purchase and redemption orders accepted on any such day that the SEC determines it is permissible to do so. No purchase of shares will be modified or cancelled after the cut-off time set for calculating the Fund's NAV. The NAV for the Fund's shares is computed by dividing the value of the net assets of the Fund by the number of outstanding shares of the Fund. The valuation of the Fund's portfolio securities is based upon their amortized cost and does not take into account unrealized gains or losses. This method values a security at its cost and thereafter assuming a constant amortization or accretion to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, there may be some periods during which the value of a security determined by the amortized cost method would be higher or lower than the price the Fund would receive if it sold the security.

The Trustees have established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. RMCI will report to the Trustees any deviations of more than 0.25%, from the Fund's net asset value calculated using the amortized cost basis. In the event the Trustees determine that a deviation exists that may result in material dilution or other unfair results to new investors or existing shareholders, the Fund will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset values per share solely by using available market quotations. The Fund cannot

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your account

guarantee that their respective net asset value will remain at $1.00 per share, although the NAV of the Fund has done so since inception.

Minimum Investments. The minimum initial investment for Class Institutional shares is $20 million. The minimum subsequent investment for Class Institutional shares is $1 million. The investment minimum may be reduced or waived in certain circumstances and may be changed by the Fund at any time.

Payment for Shares. All share purchases must be paid for in U.S. dollars. An initial direct purchase must be accompanied by an Account Application. We are required by law to verify your identity. If the required information is not provided on your Account Application or cannot be verified, we may not be able to open an account or may close an account at any time. All payments for share purchases must be made by the method noted below:

•  By federal wire – Call The Reserve at 888-851-7237, between 8:30 a.m. and 6:00 p.m. Eastern time on any business day, or contact the firm from which you received this Prospectus, for specific instructions for purchasing shares by wire transfer.

Your order will be priced at the Fund's NAV calculated on the day of receipt if we, or an authorized financial intermediary who has a sales agreement with the Fund's distributor, receive your properly completed order before the cut-off time. You will begin earning dividends on the day your payment is received by federal wire. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase may be cancelled and you could be liable for any losses or fees incurred by the Fund or the transfer agent. If you pay for shares by check, your order will be priced at the NAV calculated on the day we, or an authorized financial intermediary who has a sales agreement with the Fund's distributor, receive your properly completed order and your payment by check before the cut-off time. Share purchases by check begin earning dividends when the check is converted into federal funds (normally the business day after the check is received). Checks and wires which do not correctly identify the account to be credited may be returned or may delay the purchase of shares.

Purchasing Shares with Securities. Subject to the approval of the Trust, shares of the Fund may be purchased with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if the Fund intends to retain the security in the Fund as an investment. Assets purchased by the Fund in such a transaction will be valued in the same manner as they would be valued for purposes of pricing the Fund's shares if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

Share Certificates. Share certificates are not issued by the Fund.

Investments Through Third Parties. Investments made through a third party such as a broker-dealer, financial institution or other financial intermediary, rather than

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your account

directly with the Fund, may be subject to different policies and fees than those described here. Banks, brokers, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. You should consult a representative of the financial intermediary for more information.

Investments Through the Exchange Privilege. A shareholder may exchange Fund shares for shares of the same class of other Reserve funds, on any day when the Fund's NAV is calculated, by calling 888-851-7237. Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available). Exchange requests must be received by the Fund's cut-off time in order be effected at the two funds' respective NAV's on that day. Exchange requests received after the cut-off time of either fund will be effected on the next day on which the funds' NAV is calculated.

Exchanges are available by telephone, if you completed the "Redemptions Instructions" information on your Account Application to authorize telephone exchanges. Unless such authorization is withheld, the Fund will honor any telephone requests that the Fund deems to be valid. To reduce the risk of unauthorized or fraudulent instructions, all telephone exchange requests will be recorded. The Fund may also require the use of a password or other form of personal identification. The Fund may refuse a telephone exchange if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

Exchanges of shares of one fund for shares of another fund are a taxable event and may result in a gain or loss for federal income tax purposes. The exchange privilege may not be available to clients of some intermediaries, and some intermediaries may impose additional or different conditions on exchanges by their clients.

You should carefully read the current Prospectus of the fund into which you would like to exchange. There is currently no fee for exchanges among funds in the Reserve family of funds. The Fund may change or discontinue the exchange privilege at any time.

Right to Refuse Purchases and Exchanges. The Fund reserves the right to refuse any purchase or exchange order for any reason. The Fund will provide notification of such a rejection or cancellation generally within one business day of the placement of the order. Any limitation on a shareholder's ability to exchange shares will not affect such shareholder's ability to redeem his or her shares.

Anti-Money Laundering Requirements. The Fund is subject to the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism (USA PATRIOT ACT) Act of 2001 (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information

9

your account

will be used to verify the identity of investors or, in some cases, the status of financial advisers; it will be used only for compliance with the requirements of the Patriot Act. The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund's policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

How to Sell Shares

You may redeem your shares on any day that the Fund's NAV value is calculated. Shares will be redeemed at the next NAV determined after a redemption request, by telephone or in writing, is received by the Fund, or by an authorized financial intermediary. Redemption requests received after the cut-off time for the calculation of the Fund's NAV on any day will be redeemed at the NAV calculated on the next business day. Shares do not earn dividends on the day a redemption is processed, regardless of the time the order is received.

Redemption proceeds can be paid by check or wire transfer. When redeeming recently purchased shares, please be aware that if the Fund has not yet collected payment for the shares you are selling, it will delay sending the proceeds until it has collected payment (usually not more than ten business days). The Fund may suspend the redemption of shares for over seven days if trading is restricted on the NYSE, if an emergency is declared by the SEC or if otherwise permitted by SEC order.

A service fee of $100 may be charged an redemption checks for less than $100,000.

A wire redemption fee may be charged according to the following schedule. Service fees may be waived under certain conditions.

Class	Fee	On Amounts Less Than
Class Institutional	$100	$500,000

The Fund assumes no responsibility for delays in the receipt of wired or mailed payments. The Fund's NAV is not calculated and redemption requests are not accepted on days the Federal Reserve is closed.

Telephone Requests. If you completed the "Redemptions Instructions" information on your Account Application, you may redeem your shares by calling the Fund at 888-851-7237. Telephone redemptions will be sent to the bank or brokerage account designated on the shareholder's Account Application. To change your designated brokerage or bank account, contact the firm through which you purchased your Fund shares, or, if you purchased your shares directly from the Fund, send a written request to the Fund with a medallion signature guarantee. Telephone redemptions may also be sent to your address of record provided that the Fund's records do not indicate that it has been changed within thirty (30) days of such redemption request. The Fund reserves the right to record telephone calls and to refuse a telephone redemption if it reasonably believes that the instructions are not genuine or if there appear to be other

10

your account

irregularities regarding the request. Unless you did not sign up for telephone privileges or the Fund fails to take reasonable measures to verify the request, the Fund will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon telephone instructions.

Written Requests. When making a redemption request in writing, please include your account number, the Fund name, either the dollar amount or the number of shares you want to redeem, where the proceeds are to be sent or deposited, whether the redemption is to be made by check or by wire transfer and the name(s) and signature(s) of an authorized signer. A medallion signature guarantee will also be required for the types of redemptions listed below.

Medallion Signature Guarantees. The following types of redemptions require written instructions and a medallion signature guarantee:

•  the redemption is for more than $10,000 and the redemption proceeds are not being sent to the designated bank or brokerage account; or

•  the account address has been changed within the past 30 days; or

•  the redemption proceeds are to be sent to someone other than the account owner at the address of record.

Medallion signature guarantees are designed to protect both you and the Fund from fraud and reduce the risk of loss. A medallion signature guarantee can be obtained from most banks, credit unions or savings associations, or from broker-dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide medallion signature guarantees.

Redemptions Through Third Parties. If you purchased or hold your Fund shares through a financial intermediary, you should contact a representative of the financial intermediary for information about selling your shares. Redemptions through a financial intermediary may involve that firm's own redemption minimums, services fees, or other requirements, which may be different from those described here. Under certain circumstances, the Fund may assist a third party in the collection of any such fees.

Redemptions Through the Exchange Privilege. A shareholder may exchange Fund shares for shares of the same class of other Reserve funds, on any day when the Fund's NAV is calculated, by calling 888-851-7237. Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available). Exchange requests must be received by the Fund's cut-off time in order be effected at the two funds' respective NAV's on that day. Exchange requests received after the cut-off time of either fund will be effected on the next day on which the funds' NAV is calculated.

Exchanges are available by telephone if you completed the "Redemptions Instructions" information on your Account Application to authorize telephone exchanges. Unless such authorization is withheld, the Fund will honor any telephone requests that the Fund deems to be valid. To reduce the risk of unauthorized or fraudulent instructions, all telephone exchange requests will be recorded. The Fund

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your account

may also require the use of a password or other form of personal identification. The Fund may refuse a telephone exchange if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

Exchanges of the shares of one fund for the shares of another fund are a taxable event and may result in a gain or loss for federal income tax purposes. The exchange privilege may not be available to clients of some intermediaries, and some intermediaries may impose additional or different conditions on exchanges by their clients.

You should carefully read the Prospectus of the fund into which you would like to exchange. There is currently no fee for exchanges among funds in the Reserve family of funds. The Fund may change or discontinue the exchange privilege at any time.

Redemptions In Kind. If the amount of a redemption request is large enough to affect the Fund's operations (for example, if the request is greater than the lesser of $250,000 or 1% of the Fund's net asset value), the Fund reserves the right to make payment in portfolio securities rather than in cash ("redemption in kind"), without notice. In the event that a shareholder received an in-kind redemption of portfolio securities of the Fund, it would be the responsibility of the shareholder to dispose of the securities and he or she may incur transaction expenses in converting the securities received into cash, as well as incur taxes on any capital gains from the sale as with any redemption. In addition, a shareholder would bear any market risk that the value of the securities would decline prior to their sale by a shareholder.

Minimum Balance Requirement. Because of the expenses of maintaining shareholder accounts, if your account has an average monthly account balance of less than $100,000, and there has been no shareholder activity in the account for the past 12 months, the Fund may, after 30 days notice, charge a monthly Low Balance Fee (currently $15) or may redeem your shares and close the account. No account will be charged a fee or closed if the decline in balance is due to a decrease in share price. Some financial intermediaries may establish different minimum balances and fee amounts.

Frequent Purchases and Redemptions

The Fund is designed as an investment vehicle for short-term cash management and is intended to provide liquidity to shareholders. Purchases or sales of shares of the Fund, and exchanges between funds in the Reserve family of funds, should not be used to exploit short-term swings in the market. Frequent purchases and sales of Fund shares by investors may increase fund expenses and necessitate changes in portfolio management strategies. RMCI does not monitor or limit short-term trading activity in the Fund regardless of frequency. Accordingly, the Board has not approved any policies and procedures designed to limit this activity. However, the Fund reserves the right to and may reject or cancel a purchase or exchange order for any reason, including if, in RMCI's opinion, there appears to be a pattern of excessive trading by

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your account

an investor in other funds in the Reserve family of funds. The Fund or an authorized financial intermediary will provide notification of such a rejection or cancellation generally within one business day of the placement of the order. The Fund may not be able to determine that a specific purchase, sale or exchange is short-term or excessive, and may not be able to reject all such orders, although it is the Fund's intention to do so. Any limitation on a shareholder's ability to exchange shares will not affect such shareholder's ability to redeem his or her shares.

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shareholder services

Shareholder Services

The Fund offers a variety of shareholder services to make it more convenient to manage your account and to provide options to expand your investment opportunities. For more information on any of the following services, please call us at 888-851-7237 between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day or visit our website at www.TheR.com. The following shareholder services are available to investors who hold their shares directly through The Reserve.

Reserve Easy Access.SM Easy Access is The Reserve's 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions.

Reserve Online Access.SM You may access your account activity for the previous six months, current price information and other information through Online Access at www.TheR.com. You must call The Reserve at 888-851-7237 to activate Online Access.

The Reserve Online Trader.SM The Reserve's proprietary institutional cash trading system is designed to simplify clients' liquidity and cash management needs by affording them the ability to purchase or redeem shares of The Reserve's money market and enhanced cash products online. In doing so, clients can instantly transfer money between accounts, view account histories, enter trades with real-time trade execution, and catalog trading activity with auto e-mail trade confirmations. More information, including an online demo can be found at https://online.TheR.com/institution.

Shareholder Communications. An account statement is sent to each shareholder at least quarterly. Shareholders are advised to retain all account statements. Shareholders have a duty to examine their account statements and report any discrepancies to the Fund immediately. Failure to do so could result in the shareholder suffering a loss.

Additionally, shareholders receive an Annual Report, containing audited financial statements, and an unaudited Semi-Annual Report. Duplicate copies of shareholder communications, such as the Prospectus, Annual Report, and Semi-Annual Report, will not be sent to related accounts at a common address unless we receive instructions to the contrary from you. Shareholders who are clients of some Intermediaries will receive an account statement combining transactions in Fund shares with account statements covering other brokerage or mutual fund accounts. If you would like to receive additional copies of these materials, please contact the Fund or the financial intermediary through which you purchased your Fund shares.

Special Services. The Fund may charge shareholder accounts for specific costs incurred in processing certain shareholder requests including, but not limited to, providing copies of account statements from past periods and providing special research services.

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shareholder services

Shareholder Service Policies. The Fund's policies concerning the shareholder services are subject to change from time to time. The Fund reserves the right to increase its minimum initial investment amount and to change the minimum account size subject to a Low Balance Fee or involuntary redemption. The Fund further reserves the right to impose service charges for other special services provided to individual shareholders including, but not limited to special research services. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

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dividends & taxes

Dividends & Taxes

The following discussion is intended as general information only; it is not a complete analysis of the federal tax implications of an investment in the Fund. Because each person's tax situation is unique, you should consult your own tax adviser(s) with regard to the federal, state and local tax consequences of the purchase, ownership, exchange and redemption of Fund shares. The applicable tax laws affecting the Fund and its shareholders are subject to change, including retroactive change.

The Fund declares dividend distributions daily and pays them monthly. The dividend distribution will include the net investment income and could at times include amounts of realized short-term capital gains, if any, on securities holdings and other Fund assets. The Fund anticipates that most of its dividends will consist of ordinary income, and that capital gains, if any, will be primarily short-term capital gains. Over the course of the year, substantially all of the Fund's net investment income and net short-term capital gains will be declared as dividends. Net realized long-term capital gains, if any, will be distributed by the Fund at least annually.

Distributions of any long-term capital gains earned by the Fund will be taxable to you as long-term capital gains, regardless of how long you have held your Fund shares.

All distributions are paid in the form of additional shares, unless you have requested that they be distributed to you in cash. This request may be made on your initial Account Application or by writing to the Fund. Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional Fund shares.

If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and may recognize gain or loss on the transaction. Such gain or loss will generally be capital gain or loss, if any, which will be subject to the rules on long-term capital gains and losses to the extent you have held your shares for more than one year. Because the Fund seeks to maintain a stable $1.00 NAV, you are not likely to recognize a gain or loss on the redemption or exchange of shares.

Dividends of the Fund will generally be taxed as ordinary income, although the Fund may also distribute amounts taxable as capital gains.

After the end of each year, the Fund will provide you with information about the dividends and distributions you received. If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your dividends, distributions and redemption proceeds. It is the Fund's intention to distribute substantially all of its net investment income. At times a portion of the Fund's daily dividend distribution may come from net realized short-term capital gains or other Fund assets. If, for any distribution, the Fund's net investment income and net realized short-term capital gain are less than the amount of the distribution, the differences could result in a return of capital to investors for tax purposes. Net realized long-term capital gains, if any, will be distributed by the Fund at least annually.

16

dividends & taxes

The above discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in the Fund.

17

financial highlights

Financial Highlights

As the U.S. Government II Fund has not yet commenced operations, no financial information is available as of the date of this Prospectus.

18

PROTECTING YOUR PRIVACY AT THE RESERVE*

Protecting Customer Information: Keeping your personal information secure is important to us at The Reserve. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information.

ALL PERSONAL INFORMATION PROVIDED BY OUR CUSTOMERS IS USED EXCLUSIVELY TO ADMINISTER OUR BUSINESS AND RELATED SERVICES IN A MANNER CONSISTENT WITH ALL APPLICABLE LAWS AND REGULATIONS. IT IS KEPT CONFIDENTIAL AND NOT SOLD TO THIRD PARTIES FOR USE IN MARKETING OR SOLICITATION. WE MAINTAIN YOUR PERSONAL INFORMATION ACCORDING TO STRICT STANDARDS OF SECURITY AND CONFIDENTIALITY.

The Reserve requires that employees with access to confidential information not use or disclose the information except for our internal business use. Only employees who need this information to service your accounts have access to this information. Such employees are trained to safeguard your personal information.

Who Is Covered by Our Privacy Policy: This Privacy Policy applies to all current and former customers of The Reserve. Customers who receive information from The Reserve through the Internet are covered by The Reserve's Internet Security Statement, which is posted on our website at www.TheR.com. The site also contains links to unaffiliated websites. The Reserve is not responsible for the privacy practices or the content of such other websites.

Customers receive our Privacy Policy when they open a new account and annually thereafter. Our current policy is available online at www.TheR.com. You will be notified of any major change to the Privacy Policy.

Types of Information We Collect from Our Customers:

•  Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number and income).

•  Information about your Reserve account, account transactions (e.g., account number, spending and payment history, use of online products and services) and other transactions with The Reserve and others.

•  Information about your creditworthiness, credit history, and information about you obtained from consumer reporting agencies or other companies we work with, and information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

(i)

•  If you visit our website, we use software to collect anonymous data including browser types, pages visited, date of visit and time spent on our site. With or without cookies, our website keeps track of usage data, such as the source address of a page request, your IP address or domain name, the date and time of the page request, the referring website (if any) and other parameters in the URL. We use this data to better understand website usage and to improve our website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to our Internet Security Statement found on our website at www.TheR.com for more information.

•  If you utilize The Reserve's online services, we retain your user ID and password and information about your use of our website so that we can recognize you as a registered user of a Reserve online service and personalize your online session.

Use of Information: When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We use personal information in ways compatible with the purposes for which we originally requested it. We limit the collection and use of personal information to what is necessary to administer our business. The Reserve shares personal information about you to give you superior customer service, provide convenient access to our services and make a wider range of products available to you. We share this information in the following ways:

•  Legal and Routine Business Reasons. The Reserve may disclose personal information as required by law. We do reserve the right to disclose personal information in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request. Personal information may be shared with third-party service providers for the sole purpose of performing services for The Reserve. Companies we hire to provide support services must conform to our privacy standards. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for The Reserve, such as printing statements, checks, etc.

•  Marketing Purposes. We may also share information we have about you, as described above, with third parties hired by The Reserve to market The Reserve products and services exclusively, except for information about customers in our Cash Sweep program.

•  Sharing Information within The Reserve. The Reserve and its affiliated companies offer a selection of financial products and services. We may share information we have about you, as described above, among these entities. Some of the benefits to you include improved customer service and responsiveness and detection of unusual behavior to help prevent unauthorized transactions or fraud.

(ii)

Questions: If you have any questions, please call our Institutional Sales Department between the hours of 8:00a.m. and 5:00p.m. Eastern Time or send a letter to The Reserve, Attn: Administrative Department, 1250 Broadway, New York, NY 10001-3701.

We constantly evaluate our procedures to protect personal information and make every effort to keep your personal information accurate and current. If you identify any error in your personal information or need to change that information, please contact us and we will update our records. If you have any questions, please contact us by e-mail at customerservice@TheR.com or call us at 800-637-1700 and press "0".

Options Relating to Disclosure of Personal Information: We will not contact you regarding additional Reserve products or services, and we will not provide personal information to any third parties for this purpose, if you instruct us not to do so. To give us such instructions, please e-mail us at customerservice@TheR.com or call us at 800-637-1700 and press "0". If you choose this option, we will continue to contact you from time to time to notify you of changes or updates to your account, to our services or to our website.

Ways you can protect your privacy:

Here are some measures to take to help prevent theft of your identity:

•  Do not share your account information, including personal or secret codes or passwords, with others.

•  Never provide confidential information to unknown callers.

•  Protect your account records including all statements and receipts.

•  Use a secure browser when doing business on the Internet, and exit online applications when finished.

If you believe you may be a victim of identity theft, you should:

•  Contact The Reserve customer service immediately.

•  Report the theft to each of these credit reporting agencies: Experian - 888-397-3742; Equifax - 800-525-6285 and TransUnion - 800-680-7289.

•  File a police report in your local jurisdiction; retain the report number and name of the officer with whom you filed the report.

•  Contact the Federal Trade Commission's Identity Theft Hotline at 877-IDTHEFT to file a complaint or go to www.consumer.gov/idtheft.

*  All references in this notice to "The Reserve" or "Reserve" include the Reserve family of funds, Reserve Management Corporation, Reserve Management Company, Inc., or Resrv Partners, Inc., member FINRA.

(iii)

This Prospectus contains the information about the Fund that a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information, and is incorporated by reference into this Prospectus. The Fund's Annual and Semi-Annual Reports list the Fund's holdings, describe Fund performance, and include other information about the Fund's investments. You may obtain these documents without charge, make inquiries or request other information by calling The Reserve toll free at 800-637-1700. You may also download these documents and the SAI from the Fund's website at www.TheR.com, or by writing to The Reserve, 1250 Broadway, New York, NY 10001-3701.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the operation of the public reference room, call 202-551-8090. Reports and other information are also available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investors are advised to read and retain this Prospectus for future reference.

1250 Broadway, New York, NY 10001-3701
212-401-5500

General Information and 24-Hour Yield and Balance Information
800-637-1700 • www.TheR.com

Distributor — Resrv Partners, Inc.
RF/G2 03/08

Investment Company File Number: 811-2033

PRIMARY II FUND

of The Reserve Fund

PROSPECTUS
MARCH 5, 2008

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offence.

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table of contents

about the fund

Investment Objectives	2

Principal Investment Strategies	2

Principal Risks	4

Performance	5

Fees & Expenses	5

Fund Management	7

your account

How to Buy Shares	8

How to Sell Shares	11

Frequent Purchases and Redemptions	13

shareholder services	14

dividends & taxes	16

financial highlights	18

questions?

Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve.

The Reserve
1250 Broadway
New York, NY 10001-3701
888-851-7237 (telephone)
212-401-5930 (facsimile)
customerservice@TheR.com
or visit our website at www.TheR.com

It Pays to Keep Money in Reserve®

about the fund

Investment Objectives

The investment objective of the Primary II Fund is to seek as high a level of current income as is consistent with the preservation of capital and liquidity.

Principal Investment Strategies

The Primary II Fund is a money market fund designed as a convenient alternative to the direct investment of temporary cash balances in short-term instruments. The Primary II Fund seeks to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, as well as evaluating the credit of issuers, investing in round lots, and safeguarding the receipt and delivery of securities.

The Primary II Fund may invest up to 100% of its assets in shares of the Primary Fund, another series of The Reserve Fund, as well as directly in a portfolio of short-term securities. The Primary Fund's investment objective is identical to the Primary II Fund's investment objective. The descriptions of the Primary II Fund's investment strategies, investment risks, and tax considerations, and the references to the "Fund" in that regard, denote the direct investments of the Primary II Fund and the investments of the Primary Fund.

The Fund invests only in short-term securities and seeks to maintain a stable $1.00 share price.

t  Short-term securities – securities with maturities of not more than 762 days (25 months) for securities issued or guaranteed by the U.S. government, as to principal and interest, and 397 days (13 months) for other securities.

The investment adviser to the Fund monitors a range of economic and financial factors. Based on this analysis, the assets of the Fund are invested in a mix of U.S. dollar–denominated money market securities that are intended to provide as high a yield as possible without violating the Fund's credit quality and maturity policies or jeopardizing the stability of its share price. The average maturity of the Fund's securities portfolio will not be more than 90 days.

t  Money market securities – short-term securities that conform to the duration and credit quality standards of Rule 2a-7 under the Investment Company Act of 1940, as amended.

The Fund seeks to attain its objective by investing in U.S. government securities, corporate debt obligations, asset-backed securities, obligations of domestic and foreign banks (including deposit-type obligations), instruments of comparable quality as determined by the Board of Trustees and instruments fully collateralized by such obligations.

t  U.S. government securities – securities issued by the government of the United States, its agencies and instrumentalities.

about the fund

The Fund will principally invest in debt and deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and securities backed by letters of credit, of U.S. banking institutions that are members of the Federal Deposit Insurance Corporation (FDIC), other U.S. banks, foreign banks, foreign branches of U.S. banks and U.S. branches of foreign banks (Eurodollar obligations and Yankeedollar obligations) located in major industrialized nations in Western Europe and other countries such as Australia and Canada, which banks have, at the time of the investment, more than $25 billion in total assets or the equivalent in other currencies; corporate debt obligations; and asset-backed securities. The Primary II Fund may invest more than 25% of its assets in bank obligations.

t  Eurodollar obligations – dollar-denominated debt obligations issued by foreign branches or subsidiaries of U.S. banks and by foreign banks.

t  Yankeedollar obligations – dollar-denominated debt obligations issued by U.S. branches or subsidiaries of foreign banks.

The Fund may also invest in municipal obligations. Municipal obligations include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining of funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to finance various facilities operated for private profit.

Repurchase Agreements. The Fund may invest in repurchase agreements but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to guidelines adopted by the Trustees. Securities subject to repurchase agreements will be segregated and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.

t  Repurchase agreements (REPOs) – Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. This results in a fixed rate of return insulated from market fluctuations during such period.

Credit Quality. The Fund may invest in securities rated in one of the two highest short-term ratings, generally by two of the nationally recognized statistical rating organizations. Securities that are not rated may also be purchased provided the investment adviser determines them to be of comparable quality pursuant to guidelines established by the Trustees.

Maturity. The average maturity of the Fund's securities portfolio will not be more than 90 days. In addition, the Fund will not purchase securities with maturities of more than 762 days (25 months) for securities issued or guaranteed by the U.S. government, as to principal and interest, or 397 days (13 months) for other securities. The Fund may at times purchase municipal floating rate and variable rate demand obligations, normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days'

about the fund

notice. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.

Disclosure of Portfolio Holdings. A description of the Fund's policies and procedures with respect to the disclosure of portfolio holdings is available in the Statement of Additional Information.

Principal Risks

The Fund is a money market mutual fund that seeks to maintain a $1.00 price per share. An investment in the Primary II Fund is not insured or guaranteed by the U.S. government, FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund has maintained a constant share price since inception, and will strive to continue to do so.

The value of the Primary II Fund's net assets may change based on changes in market, economic, political and financial developments. The following factors could reduce the income or capital gains received on the Fund's portfolio and therefore the Primary II Fund's yield:

•  Interest Rate Risk. Most of the Fund's performance depends on interest rates, and when interest rates fall, the Fund's yield will typically fall as well. When interest rates go up, the value of an investment in debt securities generally goes down. When interest rates are rising, the value of long-term debt securities generally goes down more than the value of the short term securities in which the Fund invests. In addition, as investments mature, the proceeds may be reinvested at rates that are lower than levels previously earned.

•  Credit Quality Risk. Overall, a decline in the credit quality of an issuer, or of the provider of a credit support or maturity-shortening structure for a security, can cause the value of a money market security to decrease.

•  Returns. Because money market funds may only invest in securities with a lower level of risk, over time they may produce lower returns than investments in stocks or bonds, which entail higher levels of risk.

•  Banking Industry Risks. The Fund is also subject to the risk associated with the banking industry, including interest rate risk, credit risk and regulatory developments risk.

•  Suitability. Different investors have different investment goals. Investments in money market funds provide greater security and liquidity than other types of investments but do not usually offer as high a rate of return. The Fund is not intended to be a balanced investment program. The Fund is intended to provide professional management for your cash and a convenient way to gain interest income as part of a diversified portfolio.

about the fund

The Fund is also subject to the risks associated with the types of securities held:

•  Repurchase and Reverse Repurchase Agreement Risk. Repurchase agreements involve the risk that the other party may default on its obligations, which may cause delays, losses and restrictions on the Fund's ability to dispose of the underlying securities. Reverse repurchase agreements involve the risk that the market value of the securities may be lower than the price at which the Fund has agreed to repurchase them. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities at the agreed time or at all. If the Fund is not able to recover the securities and the value of the collateral held by the Fund is less than the value of the securities, the Fund may experience a loss.

•  Asset-Backed Securities. Asset-backed securities that are subject to prepayment may lose more value due to changes in interest rates than would other debt securities, especially during periods when those rates are declining.

•  Foreign Securities. Eurodollar and Yankeedollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, higher transaction costs, seizure of foreign deposits, currency controls or other governmental restrictions that might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks.

•  Municipal Securities. Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders.

Performance

The Class Institutional shares are a new class of shares offered by the Primary II Fund. No performance information is included since, as of the date of this prospectus, the Class Institutional shares do not have annual returns for one calendar year.

For the Fund's current yields, call toll-free 800-637-1700 or visit our website at www.TheR.com.

Fees & Expenses

The Primary II Fund currently offers one class of shares, Class Institutional, which is designed for institutional investors.

You may pay the fees and expenses described in the table below if you buy and hold Primary II Fund Class Institutional shares. Since the Primary II Fund may invest up to 100% of its assets in Class Institutional shares of the Primary Fund, the expenses of those shares are also shown below. As shown in the table below, the management fees about the fund

of the Primary II Fund are reduced by the amount of the management fees incurred at the Primary Fund level.

Primary II Fund

Shareholder Fees
(Fees paid directly from your investment)	Class Institutional
Shareholder Transaction Fees(1)	0.00%
Redemption Fees(1)	0.00%
Annual Fund Operating Expenses
(Expenses are deducted from Fund assets)
Management Fee(2)	0.15%
Distribution and Service (12b-1 fee)	None
Other Expenses(3)	None
Acquired Fund (underlying fund) Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	0.28%
Fee Waiver(4)	0.13%
Net Expenses	0.15%

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses, which may be more or less than those shown. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expenses would be the same whether you redeemed your shares at the end of each period or not. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years
Class Institutional	$13.33	$41.95

(1)  Primary II Fund may charge the following fees to a limited number of shareholders depending on their particular circumstance or special services requested or provided: A monthly "Low Balance Fee" (currently $15) may be imposed on accounts with a monthly average account balance of less than $100,000 in which no shareholder activity has occurred for the past 12 consecutive months. A fee of $100 may be charged on redemption checks for less than $500,000. Wire redemption fees or other fees for specific extra services may also be charged. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

(2)  Primary II Fund pays a "Comprehensive Management Fee" that includes the advisory fee, all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. The Comprehensive Management Fee does not include Other Expenses. The advisory fee of 0.08% of the "Comprehensive Management Fee" is the same for all share classes.

(3)  Other Expenses include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Reserve Fund (the "Trust") to indemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, about the fund

payments made pursuant to the Trust's Distribution Plan, the compensation of the chief compliance officer and related expenses, and the fees and expenses of the Independent Trustees including the fees of the independent counsel of the Independent Trustees. It is estimated that these fees and expenses will be less than 0.005% for the Fund.

(4)  The investment adviser to both the Primary Fund and the Primary II Fund has contractually agreed to waive the management fee at the Primary Fund/Acquired Fund level for fiscal year 2008. The contractual fee waiver may only be changed or eliminated by the Board of Trustees.

Fund Management

The Investment Adviser. The investment adviser for the Primary II Fund and the Primary Fund is Reserve Management Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001-3701. RMCI has provided investment advice to investment companies within the Reserve family of funds since November 15, 1971. As of January 31, 2008, RMCI had over $69 billion in assets under management. RMCI manages both Funds, subject to policies adopted by the Trustees of the Trust, under the terms of an Investment Management Agreement with the Trust, on behalf of each Fund. The Investment Management Agreement provides that RMCI will furnish continuous investment advisory and other management and administrative services to each Fund. For its services, each Fund pays RMCI a comprehensive management fee at an annual rate of 0.15% for the Class Institutional shares of the Primary II Fund and 0.13% for the Class Institutional shares of the Primary Fund, based on the average daily net assets of those classes of the respective Fund's shares. The management fee of the Primary II Fund is reduced by the amount of the management fee incurred at the Primary Fund level.

A discussion regarding the basis for the approval by the Board of Trustees of the Investment Management Agreement is available in each Fund's Semi-Annual Report to Shareholders for the period ending November 30, 2007.

The Distributor. The Fund's distributor is Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701. Resrv is an affiliate of RMCI.

your account

How to Buy Shares

Share Class. The Fund offers one share class in this Prospectus. Class Institutional is designed for institutional investors.

How Fund Shares Are Priced. Investors pay no sales charges to invest in the Fund. The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is the Fund's net asset value (NAV) per share for that class of shares, reduced for any applicable redemption fee. The net asset value per share is calculated by taking the total value of assets of the share class, subtracting its liabilities, and then dividing by the number of shares of that class that are issued and outstanding. The Fund uses the amortized cost method of valuing its securities, which is a standard calculation that does not take into account unrealized gains or losses.

Calculation of Net Asset Value. The Fund's NAV is calculated as of its cut-off time for accepting purchase orders and redemption requests (the "cut-off time"). The cut-off times are 8:30 a.m., 9:00 a.m., and thereafter hourly up to and including 5:00 p.m., then 5:30 p.m. Eastern Time. Generally, the NAV is not calculated and purchase and redemption orders are not accepted on days that the New York Stock Exchange ("NYSE") is closed, except for Good Friday. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the NAV is not calculated and orders are not accepted on Columbus Day and Veterans Day when banks are closed. The NAV may be calculated and purchase and redemption orders accepted on any such day that the SEC determines it is permissible to do so. No purchase of shares will be modified or cancelled after the cut-off time set for calculating the Fund's NAV. The NAV for the class of the Fund's shares is computed by dividing the value of the net assets of the class by the number of outstanding shares of the class. The valuation of the Fund's portfolio securities is based upon their amortized cost and does not take into account unrealized gains or losses. This method values a security at its cost and thereafter assuming a constant amortization or accretion to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, there may be some periods during which the value of a security determined by the amortized cost method would be higher or lower than the price the Fund would receive if it sold the security.

The Trustees have established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. RMCI will report to the Trustees any deviations of more than 0.25%, from the Fund's net asset value calculated using the amortized cost basis. In the event the Trustees determine that a deviation exists that may result in material dilution or other unfair results to new investors or existing shareholders, the Fund will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset values per share solely by using available market quotations. The Fund cannot guarantee that their respective net asset value will remain at $1.00 per share, although the NAV of the Fund has done so since inception.

Minimum Investments. The minimum initial investment for Class Institutional shares is $20 million. The minimum subsequent investment for Class Institutional shares is your account

$1 million. The investment minimum may be reduced or waived in certain circumstances and may be changed by the Fund.

Payment for Shares. All share purchases must be paid for in U.S. dollars. An initial direct purchase must be accompanied by an Account Application. We are required by law to verify your identity. If the required information is not provided on your Account Application or cannot be verified, we may not be able to open an account or may close an account at any time. All payments for share purchases must be made by the method noted below:

•  By federal wire – Call The Reserve at 888-851-7237, between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day, or contact the firm from which you received this Prospectus, for specific instructions for purchasing shares by wire transfer.

Your order will be priced at the Fund's NAV calculated on the day of receipt if we, or an authorized financial intermediary who has a sales agreement with the Fund's distributor, receive your properly completed order before the cut-off time. You will begin earning dividends on the day your payment is received by federal wire. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase may be cancelled and you could be liable for any losses or fees incurred by the Fund or the transfer agent. If you pay for shares by check, your order will be priced at the NAV calculated on the day we, or an authorized financial intermediary who has a sales agreement with the Fund's distributor, receive your properly completed order and your payment by check before the cut-off time. Share purchases by check begin earning dividends when the check is converted into federal funds (normally the business day after the check is received). Checks and wires which do not correctly identify the account to be credited may be returned or may delay the purchase of shares.

Purchasing Shares with Securities. Subject to the approval of the Trust, shares of the Fund may be purchased with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if the Fund intends to retain the security in the Fund as an investment. Assets purchased by the Fund in such a transaction will be valued in the same manner as they would be valued for purposes of pricing the Fund's shares if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

Share Certificates. Share certificates are not issued by the Fund.

Investments Through Third Parties. Investments made through a third party such as a broker-dealer, financial institution or other financial intermediary, rather than directly with the Fund, may be subject to different policies and fees than those described here. Banks, brokers, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. You should consult a representative of the financial intermediary for more information.

your account

Investments Through the Exchange Privilege. A shareholder may exchange Fund shares for shares of the same class of other Reserve funds, on any day when the Fund's NAV is calculated, by calling 888-851-7237. Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available). Exchange requests must be received by the Fund's cut-off time in order be effected at the two funds' respective NAV's on that day. Exchange requests received after the cut-off time of either fund will be effected on the next day on which the funds' NAV is calculated.

Exchanges are available by telephone, if you completed the "Redemptions Instructions" information on your Account Application to authorize telephone exchanges. Unless such authorization is withheld, the Fund will honor any telephone requests that the Fund deems to be valid. To reduce the risk of unauthorized or fraudulent instructions, all telephone exchange requests will be recorded. The Fund may also require the use of a password or other form of personal identification. The Fund may refuse a telephone exchange if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

Exchanges of shares of one fund for shares of another fund are a taxable event and may result in a gain or loss for federal income tax purposes. The exchange privilege may not be available to clients of some intermediaries, and some intermediaries may impose additional or different conditions on exchanges by their clients.

You should carefully read the current Prospectus of the fund into which you would like to exchange. There is currently no fee for exchanges among funds in the Reserve family of funds. The Fund may change or discontinue the exchange privilege at any time.

Right to Refuse Purchases and Exchanges. The Fund reserves the right to refuse any purchase or exchange order for any reason. The Fund will provide notification of such a rejection or cancellation generally within one business day of the placement of the order. Any limitation on a shareholder's ability to exchange shares will not affect such shareholder's ability to redeem his or her shares.

Anti-Money Laundering Requirements. The Fund is subject to the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism (USA PATRIOT ACT) Act of 2001 (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial advisers; it will be used only for compliance with the requirements of the Patriot Act. The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund's policy to cooperate your account

fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

How to Sell Shares

You may redeem your shares on any day that the Fund's NAV value is calculated. Shares will be redeemed at the next NAV determined after a redemption request, by telephone or in writing, is received by the Fund, or by an authorized financial intermediary. Redemption requests received after the cut-off time for the calculation of the Fund's NAV on any day will be redeemed at the NAV calculated on the next business day. Shares do not earn dividends on the day a redemption is processed, regardless of the time the order is processed.

Redemption proceeds can be paid by check or wire transfer. When redeeming recently purchased shares, please be aware that if the Fund has not yet collected payment for the shares you are selling, it will delay sending the proceeds until it has collected payment (usually not more than ten business days). The Fund may suspend the redemption of shares for over seven days if trading is restricted on the NYSE, if an emergency is declared by the SEC or if otherwise permitted by SEC order.

A service fee of $100 may be charged on redemption checks for less than $100,000.

A wire redemption fee may be charged according to the following schedule. Service fees may be waived under certain conditions.

Class	Fee	On Amounts Less Than
Class Institutional	$100	$500,000

The Fund assumes no responsibility for delays in the receipt of wired or mailed payments. The Fund's NAV is not calculated and redemption requests are not accepted on days the Federal Reserve is closed.

Telephone Requests. If you completed the "Redemptions Instructions" information on your Account Application, you may redeem your shares by calling the Fund at 888-851-7237. Telephone redemptions will be sent to the bank or brokerage account designated on the shareholder's Account Application. To change your designated brokerage or bank account, contact the firm through which you purchased your Fund shares, or, if you purchased your shares directly from the Fund, send a written request to the Fund with a medallion signature guarantee. Telephone redemptions may also be sent to your address of record provided that the Fund's records do not indicate that it has been changed within thirty (30) days of such redemption request. The Fund reserves the right to record telephone calls and to refuse a telephone redemption if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. Unless you did not sign up for telephone privileges or the Fund fails to take reasonable measures to verify the request, the Fund will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon telephone instructions.

Written Requests. When making a redemption request in writing, please include your account number, the Fund name, either the dollar amount or the number of shares you your account

want to redeem, where the proceeds are to be sent or deposited, whether the redemption is to be made by check or by wire transfer and the name(s) and signature(s) of an authorized signer. A medallion signature guarantee will also be required for the types of redemptions listed below.

Medallion Signature Guarantees. The following types of redemptions require written instructions and a medallion signature guarantee:

•  the redemption is for more than $10,000 and the redemption proceeds are not being sent to the designated bank or brokerage account; or

•  the account address has been changed within the past 30 days; or

•  the redemption proceeds are to be sent to someone other than the account owner at the address of record.

Medallion signature guarantees are designed to protect both you and the Fund from fraud and reduce the risk of loss. A medallion signature guarantee can be obtained from most banks, credit unions or savings associations, or from broker-dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide medallion signature guarantees.

Redemptions Through Third Parties. If you purchased or hold your Fund shares through a financial intermediary, you should contact a representative of the financial intermediary for information about selling your shares. Redemptions through a financial intermediary may involve that firm's own redemption minimums, services fees, or other requirements, which may be different from those described here. Under certain circumstances, the Fund may assist a third party in the collection of any such fees.

Redemptions Through the Exchange Privilege. A shareholder may exchange Fund shares for shares of the same class of other Reserve funds, on any day when the Fund's NAV is calculated, by calling 888-851-7237. Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available). Exchange requests must be received by the Fund's cut-off time in order be effected at the two funds' respective NAV's on that day. Exchange requests received after the cut-off time of either fund will be effected on the next day on which the funds' NAV is calculated.

Exchanges are available by telephone if you completed the "Redemptions Instructions" information on your Account Application to authorize telephone exchanges. Unless such authorization is withheld, the Fund will honor any telephone requests that the Fund deems to be valid. To reduce the risk of unauthorized or fraudulent instructions, all telephone exchange requests will be recorded. The Fund may also require the use of a password or other form of personal identification. The Fund may refuse a telephone exchange if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

your account

Exchanges of the shares of one fund for the shares of another fund are a taxable event and may result in a gain or loss for federal income tax purposes. The exchange privilege may not be available to clients of some intermediaries, and some intermediaries may impose additional or different conditions on exchanges by their clients.

You should carefully read the Prospectus of the fund into which you would like to exchange. There is currently no fee for exchanges among funds in the Reserve family of funds. The Fund may change or discontinue the exchange privilege at any time.

Redemptions In Kind. If the amount of a redemption request is large enough to affect the Fund's operations (for example, if the request is greater than the lesser of $250,000 or 1% of the Fund's net asset value), the Fund reserves the right to make payment in portfolio securities rather than in cash ("redemption in kind"), without notice. In the event that a shareholder received an in-kind redemption of portfolio securities of the Fund, it would be the responsibility of the shareholder to dispose of the securities and he or she may incur transaction expenses in converting the securities received into cash, as well as incur taxes on any capital gains from the sale as with any redemption. In addition, a shareholder would bear any market risk that the value of the securities would decline prior to their sale by a shareholder.

Minimum Balance Requirement. Because of the expenses of maintaining shareholder accounts, if your account has an average monthly account balance of less than $100,000, and there has been no shareholder activity in the account for the past 12 months, the Fund may, after 30 days notice, charge a monthly Low Balance Fee (currently $15) or may redeem your shares and close the account. No account will be charged a fee or closed if the decline in balance is due to a decrease in share price. Some financial intermediaries may establish different minimum balances and fee amounts.

Frequent Purchases and Redemptions

The Fund is designed as an investment vehicle for short-term cash management and is intended to provide liquidity to shareholders. Purchases or sales of shares of the Fund, and exchanges between funds in the Reserve family of funds, should not be used to exploit short-term swings in the market. Frequent purchases and sales of Fund shares by investors may increase fund expenses and necessitate changes in portfolio management strategies. RMCI does not monitor or limit short-term trading activity in the Fund regardless of frequency. Accordingly, the Board has not approved any policies and procedures designed to limit this activity. However, the Fund reserves the right to and may reject or cancel a purchase or exchange order for any reason, including if, in RMCI's opinion, there appears to be a pattern of excessive trading by an investor in other funds in the Reserve family of funds. The Fund or an authorized financial intermediary will provide notification of such a rejection or cancellation within one business day of the placement of the order. The Fund may not be able to determine that a specific purchase, sale or exchange is short-term or excessive, particularly with respect to orders made through omnibus accounts or retirement plans, and may not be able to reject all such orders, although it is the Fund's intention to do so. Any limitation on a shareholder's ability to exchange shares will not affect such shareholder's ability to redeem his or her shares.

shareholder services

Shareholder Services

The Fund offers a variety of shareholder services to make it more convenient to manage your account and to provide options to expand your investment opportunities. For more information on any of the following services, please call us at 888-851-7237 between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day or visit our website at www.TheR.com. The following shareholder services are available to investors who hold their shares directly through The Reserve. These services may not be available through financial intermediaries, who may offer different services. If you are purchasing or if you hold your Fund shares through a financial intermediary, please consult a representative of the intermediary regarding what shareholder services are available.

Reserve Easy Access.SM Easy Access is The Reserve's 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions.

Reserve Online Access.SM You may access your account activity for the previous six months, current price information and other information through Online Access at www.TheR.com. You must call The Reserve at 888-851-7237 to activate Online Access.

The Reserve Online Trader.SM The Reserve's proprietary institutional cash trading system is designed to simplify clients' liquidity and cash management needs by affording them the ability to purchase or redeem shares of The Reserve's money market and enhanced cash products online. In doing so, clients can instantly transfer money between accounts, view account histories, enter trades with real-time trade execution, and catalog trading activity with auto e-mail trade confirmations. More information, including an online demo, can be found at https://online.TheR.com/institution.

Shareholder Communications. An account statement is sent to each shareholder at least quarterly. Shareholders are advised to retain all account statements. Shareholders have a duty to examine their account statements and report any discrepancies to the Fund immediately. Failure to do so could result in the shareholder suffering a loss.

Additionally, shareholders receive an Annual Report, containing audited financial statements, and an unaudited Semi-Annual Report. Duplicate copies of shareholder communications, such as the Prospectus, Annual Report, and Semi-Annual Report, will not be sent to related accounts at a common address unless we receive instructions to the contrary from you. Shareholders who are clients of some Intermediaries will receive an account statement combining transactions in Fund shares with account statements covering other brokerage or mutual fund accounts. If you would like to receive additional copies of these materials, please contact the Fund or the financial intermediary through which you purchased your Fund shares.

Special Services. The Fund may charge shareholder accounts for specific costs incurred in processing certain shareholder requests including, but not limited to,

shareholder services

providing copies of shareholder checks and account statements from past periods, stop payment orders and providing special research services.

Shareholder Service Policies. The Fund's policies concerning the shareholder services are subject to change from time to time. The Fund reserves the right to increase its minimum initial investment amount and to change the minimum account size subject to a Low Balance Fee or involuntary redemption. The Fund further reserves the right to impose service charges for other special services provided to individual shareholders including, but not limited to, special research services. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

dividends & taxes

Dividends & Taxes

The following discussion is intended as general information only; it is not a complete analysis of the federal tax implications of an investment in the Fund. Because each person's tax situation is unique, you should consult your own tax adviser(s) with regard to the federal, state and local tax consequences of the purchase, ownership, exchange and redemption of Fund shares. The applicable tax laws affecting the Fund and its shareholders are subject to change, including retroactive change.

The Fund declares dividend distributions daily and pays them monthly. The dividend distribution will include the net investment income and could at times include amounts of realized short-term capital gains, if any, on securities holdings and other Fund assets. The Fund anticipates that most of its dividends will consist of ordinary income, and that capital gains, if any, will be primarily short-term capital gains. Over the course of the year, substantially all of the Fund's net investment income and net short-term capital gains will be declared as dividends. Net realized long-term capital gains, if any, will be distributed by the Fund at least annually.

Distributions of any long-term capital gains earned by the Fund will be taxable to you as long-term capital gains, regardless of how long you have held your Fund shares.

All distributions are paid in the form of additional shares, unless you have requested that they be distributed to you in cash. This request may be made on your initial Account Application or by writing to the Fund. Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional Fund shares.

If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and may recognize gain or loss on the transaction. Such gain or loss will generally be capital gain or loss, if any, which will be subject to the rules on long-term capital gains and losses to the extent you have held your shares for more than one year. Because the Fund seeks to maintain a stable $1.00 NAV, you are not likely to recognize a gain or loss on the redemption or exchange of shares.

Dividends of the Fund will generally be taxed as ordinary income, although the Fund may also distribute amounts taxable as capital gains.

After the end of each year, the Fund will provide you with information about the dividends and distributions you received. If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your dividends, distributions and redemption proceeds. It is the Fund's intention to distribute substantially all of its net investment income. At times a portion of the Fund's daily dividend distribution may come from net realized short-term capital gains or other Fund assets. If, for any distribution, the Fund's net investment income and net realized short-term capital gain are less than the amount of the distribution, the differences could result in a return of capital to investors for tax purposes. Net realized long-term capital gains, if any, will be distributed by the Fund at least annually.

dividends & taxes

The above discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in the Fund.

financial highlights

Financial Highlights

As of March 5, 2008, there were no assets in the Fund. Therefore, no financial information is available as of the date of this Prospectus.

PROTECTING YOUR PRIVACY AT THE RESERVE*

Protecting Customer Information: Keeping your personal information secure is important to us at The Reserve. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information.

ALL PERSONAL INFORMATION PROVIDED BY OUR CUSTOMERS IS USED EXCLUSIVELY TO ADMINISTER OUR BUSINESS AND RELATED SERVICES IN A MANNER CONSISTENT WITH ALL APPLICABLE LAWS AND REGULATIONS. IT IS KEPT CONFIDENTIAL AND NOT SOLD TO THIRD PARTIES FOR USE IN MARKETING OR SOLICITATION. WE MAINTAIN YOUR PERSONAL INFORMATION ACCORDING TO STRICT STANDARDS OF SECURITY AND CONFIDENTIALITY.

The Reserve requires that employees with access to confidential information not use or disclose the information except for our internal business use. Only employees who need this information to service your accounts have access to this information. Such employees are trained to safeguard your personal information.

Who is covered by our Privacy Policy: This Privacy Policy applies to all current and former customers of The Reserve. Customers who receive information from The Reserve through the Internet are covered by The Reserve's Internet Security Statement, which is posted on our website at www.TheR.com. The site also contains links to unaffiliated websites. The Reserve is not responsible for the privacy practices or the content of such other websites.

Customers receive our Privacy Policy when they open a new account and annually thereafter. Our current policy is available online at www.TheR.com. You will be notified of any major change to the Privacy Policy.

Types of Information We Collect from Our Customers:

•  Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number and income).

•  Information about your Reserve account, account transactions (e.g., account number, spending and payment history, use of online products and services) and other transactions with The Reserve and others.

•  Information about your creditworthiness, credit history, and information about you obtained from consumer reporting agencies or other companies we work with, and information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

•  If you visit our website, we use software to collect anonymous data including browser types, pages visited, date of visit and time spent on our site. With or without cookies, our website keeps track of usage data, such as the source address of a page request, your IP address or domain name, the date and time of the page request, the referring website (if any) and other parameters in the URL. We use this data to better understand website usage and to improve our

(i)

website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to our Internet Security Statement found on our website at www.TheR.com for more information.

•  If you utilize The Reserve's online services, we retain your user ID and password and information about your use of our website so that we can recognize you as a registered user of a Reserve online service and personalize your online session.

Use of Information: When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We use personal information in ways compatible with the purposes for which we originally requested it. We limit the collection and use of personal information to what is necessary to administer our business. The Reserve shares personal information about you to give you superior customer service, provide convenient access to our services and make a wider range of products available to you. We share this information in the following ways:

•  Legal and Routine Business Reasons. The Reserve may disclose personal information as required by law. We do reserve the right to disclose personal information in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request. Personal information may be shared with third-party service providers for the sole purpose of performing services for The Reserve. Companies we hire to provide support services must conform to our privacy standards. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for The Reserve, such as printing statements, checks, etc.

•  Marketing Purposes. We may also share information we have about you, as described above, with third parties hired by The Reserve to market The Reserve products and services exclusively, except for information about customers in our Cash Sweep program.

•  Sharing Information within The Reserve. The Reserve and its affiliated companies offer a selection of financial products and services. We may share information we have about you, as described above, among these entities. Some of the benefits to you include improved customer service and responsiveness and detection of unusual behavior to help prevent unauthorized transactions or fraud.

Questions: If you have any questions, please call our Institutional Sales Department between the hours of 8:00a.m. and 5:00p.m. Eastern Time or send a letter to The Reserve, Attn: Administrative Department, 1250 Broadway, New York, NY 10001-3701.

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We constantly evaluate our procedures to protect personal information and make every effort to keep your personal information accurate and current. If you identify any error in your personal information or need to change that information, please contact us and we will update our records. If you have any questions, please contact us by e-mail at customerservice@TheR.com or call us at 800-637-1700 and press "0".

Options Relating to Disclosure of Personal Information: We will not contact you regarding additional Reserve products or services, and we will not provide personal information to any third parties for this purpose, if you instruct us not to do so. To give us such instructions, please e-mail us at customerservice@TheR.com or call us at 800-637-1700 and press "0". If you choose this option, we will continue to contact you from time to time to notify you of changes or updates to your account, to our services or to our website.

Ways you can protect your privacy:

Here are some measures to take to help prevent theft of your identity:

•  Do not share your account information, including personal or secret codes or passwords, with others.

•  Never provide confidential information to unknown callers.

•  Protect your account records including all statements and receipts.

•  Use a secure browser when doing business on the Internet, and exit online applications when finished.

If you believe you may be a victim of identity theft, you should:

•  Contact The Reserve customer service immediately.

•  Report the theft to each of these credit reporting agencies: Experian - 888-397-3742; Equifax - 800-525-6285 and TransUnion - 800-680-7289.

•  File a police report in your local jurisdiction; retain the report number and name of the officer with whom you filed the report.

•  Contact the Federal Trade Commission's Identity Theft Hotline at 877-IDTHEFT to file a complaint or go to www.consumer.gov/idtheft.

*  All references in this notice to "The Reserve" or "Reserve" include the Reserve family of funds, Reserve Management Corporation, Reserve Management Company, Inc., or Resrv Partners, Inc., member FINRA.

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This Prospectus contains the information about the Fund that a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information, and is incorporated by reference into this Prospectus. The Fund's Annual and Semi-Annual Reports list the Fund's holdings, describe Fund performance, and include other information about the Fund's investments. You may obtain these documents without charge, make inquiries or request other information by calling The Reserve toll free at 800-637-1700. You may also download these documents and the SAI from the Fund's website at www.TheR.com, or by writing to The Reserve, 1250 Broadway, New York, NY 10001-3701.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the operation of the public reference room, call 202-551-8090. Reports and other information are also available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investors are advised to read and retain this Prospectus for future reference.

1250 Broadway, New York, NY 10001-3701
212-401-5500

General Information and 24-Hour Yield and Balance Information
800-637-1700 • www.TheR.com

Distributor — Resrv Partners, Inc.
RF/P2 3/08

Investment Company File Number: 811-2033